Organization and Principal Activities - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)
Variable Interest Entity [Line Items]
Loans granted to nominee shareholders and VIEs by primary beneficiaries	¥ 16,800	$ 2,575
Variable Interest Entity, Primary Beneficiary, Aggregated Disclosure [Member] | Shareholder voting proxy agreements
Variable Interest Entity [Line Items]
Period of notice to terminate the agreement	30 days	30 days
Term of business operation agreement	10 years	10 years
Variable Interest Entity, Primary Beneficiary, Aggregated Disclosure [Member] | Business operation agreements
Variable Interest Entity [Line Items]
Term of business operation agreement	10 years	10 years